Earnings per unit and cash distributions	12 Months Ended
Dec. 31, 2012
Earnings per unit and cash distributions [Abstract]
Earnings per unit and cash distributions
Note 19 – Earnings per unit and cash distributions

The calculations of basic and diluted earnings per unit are presented below:

(in US $ millions, except per unit data)	Year ended December 31, 2012
Post IPO net income attributable to the members of Seadrill Partners LLC (1)	8.4

Net income attributable to:
Common unitholders	7.2
Subordinated unitholders	1.2

Weighted average units outstanding (basic and diluted) (in thousands):
Common unitholders	24,815
Subordinated unitholders	16,543

Earnings per unit (basic and diluted):
Common unitholders	$0.29
Subordinated unitholders	$0.07

Cash distributions declared and paid in the period per unit (2)	—

Subsequent event: Cash distributions declared and paid per unit relating to the period (3):	$0.29

(1)
Earnings per unit information for 2012 is in respect of the period from the date of the Company's IPO on October 24, 2012 to December 31, 2012, excluding net income related to T-15, which is included in the retroactively adjusted amounts. Earnings per unit information has not been presented for any period prior to the Company's IPO as the information is not comparable due to the change in the Company's structure and the basis of preparation of the financial statements as described in Note 1.

Allocation of earnings to classes of units used in calculating earnings per unit have been determined in accordance with the distribution guidelines set forth in the First Amended and Restated Operating Agreement of the Company (the "Operating Agreement") and are determined by adjusting net income for the period by distributions made or to be made in relation to the period irrespective of the declaration and payment dates. Undistributed earnings are allocated based on the same distribution guidelines.

(2)	Refers to the cash distribution declared and paid during the period.

(3)	Refers to the cash distribution declared since IPO and paid subsequent to the period end.

As of December 31, 2012, 24.3% of the Company's units outstanding were held by the public, and the remaining units were held by Seadrill.

Earnings per unit is determined by adjusting net income for the period by distributions made or to be made in relation to the period. The resulting earnings figure is divided by the number of units outstanding during the period.

The common unitholders' and subordinated unitholder's interests in net income are calculated as if all net income was distributed according to the terms of the Operating Agreement, regardless of whether those earnings would or could be distributed. The Operating Agreement does not provide for the distribution of net income; rather, it provides for the distribution of available cash, which is a contractually defined term that generally means all cash on hand at the end of the quarter after establishment of cash reserves determined by the Company's board of directors to provide for the proper conduct of the Company's business including reserves for maintenance and replacement capital expenditure and anticipated credit needs. Therefore the earnings per unit is not indicative of potential cash distributions that may be made based on historic or future earnings. Unlike available cash, net income is affected by non-cash items, such as depreciation and amortization, unrealized gains or losses on non-designated derivative instruments and foreign currency translation gains (losses).

Under the Operating Agreement, during the subordination period, the common units will have the right to receive distributions of available cash from operating surplus in an amount equal to the minimum quarterly distribution of $0.3875 per unit per quarter, plus any arrearages in the payment of minimum quarterly distribution on the common units from prior quarters, before any distributions of available cash from operating surplus may be made on the subordinated units.

The amount of the minimum quarterly distribution is $0.3875 per unit or $1.55 per unit on an annualized basis and is made in the following manner, during the subordination period:

•	First, to the common unitholders, pro rata, until the Company distributes for each outstanding common unit an amount equal to the minimum quarterly distribution for that quarter;

•
Second, to the common unitholders, pro rata, until the Company distributes for each outstanding common an amount equal to any arrearages in payment of the minimum quarterly distribution on the common units for prior quarters during the subordination period; and

•	Third, to the subordinated units, pro rata, the Company distributes for each subordinated unit an amount equal to the minimum quarterly distribution for that quarter;

•	The Company has distributed available cash from operating surplus to the common and subordinated unitholders in an amount equal to the minimum quarterly distribution; and

In addition, Seadrill Member currently holds all of the incentive distribution rights in the Company. Incentive distribution rights represent the right to receive an increasing percentage of the quarterly distributions of cash available from operating surplus after the minimum quarterly distribution and target distribution levels have been achieved.

If for any quarter:

•
The Company has distributed available cash from operating surplus on outstanding common units in an amount necessary to eliminate any cumulative arrearages in payment of the minimum quarterly distribution;

then, the Company will distribute any additional available cash from operating surplus for that quarter among the unitholders in the following manner:

•	first, 100% to all unitholders, until each unitholder receives a total of $0.4456 per unit for that quarter (the "first target distribution");

•
second, 85.0% to all unitholders, pro rata, and 15.0% to the holders of the incentive distribution rights, pro rata, until each unitholder receives a total of $0.4844 per unit for that quarter (the "second target distribution");

•
third, 75.0% to all unitholders, pro rata, and 25.0% to the holders of the incentive distribution rights, pro rata, until each unitholder receives a total of $0.5813 per unit for that quarter (the "third target distribution"); and

•	thereafter, 50.0% to all unitholders, and 50.0% to the holders of the incentive distribution rights, pro rata.

In each case, the amount of the target distribution set forth above is exclusive of any distributions to common unitholders to eliminate any cumulative arrearages in payment of the minimum quarterly distribution. The percentage interests set forth above assumes that the Company does not issue additional classes of equity securities.

The amount of the minimum quarterly distribution is $0.3875 per unit or $1.55 per unit on an annualized basis and is made in the following manner, during the subordination period:

•	First, to the common unitholders, pro rata, until the Company distributes for each outstanding common unit an amount equal to the minimum quarterly distribution for that quarter;

•
Second, to the common unitholders, pro rata, until the Company distributes for each outstanding common an amount equal to any arrearages in payment of the minimum quarterly distribution on the common units for prior quarters during the subordination period; and

•	Third, to the subordinated units, pro rata, the Company distributes for each subordinated unit an amount equal to the minimum quarterly distribution for that quarter; and

•	The Company has distributed available cash from operating surplus to the common and subordinated unitholders in an amount equal to the minimum quarterly distribution.

In addition, Seadrill Member currently holds all of the incentive distribution rights in the Company. Incentive distribution rights represent the right to receive an increasing percentage of the quarterly distributions of cash available from operating surplus after the minimum quarterly distribution and target distribution levels have been achieved.

If for any quarter:

•
The Company has distributed available cash from operating surplus on outstanding common units in an amount necessary to eliminate any cumulative arrearages in payment of the minimum quarterly distribution;

then, the Company will distribute any additional available cash from operating surplus for that quarter among the unitholders in the following manner:

•	first, 100% to all unitholders, until each unitholder receives a total of $0.4456 per unit for that quarter (the "first target distribution");

•
second, 85.0% to all unitholders, pro rata, and 15.0% to the holders of the incentive distribution rights, pro rata, until each unitholder receives a total of $0.4844 per unit for that quarter (the "second target distribution");

•
third, 75.0% to all unitholders, pro rata, and 25.0% to the holders of the incentive distribution rights, pro rata, until each unitholder receives a total of $0.5813 per unit for that quarter (the "third target distribution"); and

•	thereafter, 50.0% to all unitholders, and 50.0% to the holders of the incentive distribution rights, pro rata.

In each case, the amount of the target distribution set forth above is exclusive of any distributions to common unitholders to eliminate any cumulative arrearages in payment of the minimum quarterly distribution. The percentage interests set forth above assumes that the Company does not issue additional classes of equity securities.